Accrued Liabilities and Other Payables (Details) - Schedule of Accrued Liabilities and Other Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of accrued liabilities and other payables [Abstract]
Payroll payables	$ 1,233	$ 1,444
Other payables	2,531	720
Payable to merchants of Cheers e-Mall		1
Co-invest online series production fund		467
Total	$ 3,764	$ 2,632